Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
US$ against YEN [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against YEN [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00629	0.00666	0.00661
US$ against YEN [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against YEN [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.00664	0.00657	0.00692
US$ against HK [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against HK [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12755	0.12856	0.12778
US$ against HK [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against HK [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.12814	0.12833	0.1278
US$ against RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against RMB [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.14497	0.13769	0.1385
US$ against RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against RMB [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.14081	0.13858	0.13953
US$ against MYR [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against MYR [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.24708	0.2254	0.21175
US$ against MYR [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against MYR [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.24022	0.22226	0.21548
US$ against CAD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against CAD [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.71669	0.70018	0.73855
US$ against CAD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against CAD [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.72371	0.71899	0.74162
US$ against AUD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1
US$ against AUD [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.6855
US$ against AUD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1
US$ against AUD [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.66859